Accumulated Other Comprehensive Loss (Reclassification out of AOCI) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification of foreign currency adjustments									$ 0	$ 0	$ 108
Tax benefit									26	59	86
Foreign currency hedge and interest rate swap settlements									1	5	(6)
Net (loss) income	$ 20	$ 52	$ (39)	$ (84)	$ 59	$ 58	$ 50	$ 42	(51)	209	$ 310
Accumulated foreign currency adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net pension and post-retirement benefits									12	8
Accumulated pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net pension and post-retirement benefits									(20)	(14)
Changes in fair value for derivatives
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net pension and post-retirement benefits									(11)	(7)
Reclassification out of Accumulated Other Comprehensive Income | Accumulated foreign currency adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification of foreign currency adjustments									12	8
Tax benefit									0	0
Net (loss) income									12	8
Reclassification out of Accumulated Other Comprehensive Income | Accumulated pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial loss									(24)	(17)
Tax benefit									4	3
Net pension and post-retirement benefits									(20)	(14)
Reclassification out of Accumulated Other Comprehensive Income | Changes in fair value for derivatives
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax benefit									2	1
Foreign currency hedge and interest rate swap settlements									(13)	(8)
Net (loss) income									$ (11)	$ (7)